INCOME TAXES - (Disclosure of unrecognized deferred tax assets and liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities)
Property equipment and other	$ 487,000	$ 185,000
Intangible assets	(956,000)	0
Non-capital losses available for future period	1,222,000	1,037,000
Deferred tax assets	753,000	1,222,000
Less: unrecognized deferred tax assets	(1,713,000)	(1,222,000)
Deferred tax liability	$ (960,000)	$ 0